Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CHF	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CHF
Accounts and notes receivable, allowances	$ 37,480		$ 39,111
Common stock, par value		0.50		0.50
Common stock, shares authorized	213,000,000	213,000,000	250,000,000	250,000,000
Common stock, shares issued	213,000,000	213,000,000	98,622,564	98,622,564
Common stock, shares outstanding			98,622,564	98,622,564
Treasury stock, shares	6,862,540	6,862,540